Borrowing costs (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings, term	1 year
Borrowings		R$ 1,005,787
Interest payable		1,297
Financial expenses		R$ 14,317
CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	109.40%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 180,000,000